Advance to Suppliers, Net (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Advance to Suppliers, Net [Abstract]
Schedule of Balance of Advance to Suppliers, Net

The balance of advance to suppliers, net consists of the following:

	As of
	June 30, 2024	December 31, 2024
	RMB	RMB
		(Unaudited)
2024 Harbin Longevity Forest Marathon	4,230,000	164,717
2021 Baoding Marathon	3,870,439	3,870,439
2024 Golden Show Half Marathon	2,676,000	151,472
2022 Kunming Plateau half horse	560,506	560,506
2023 Wanfenglin Half Marathon	532,011	532,011
2022 Guizhou Ring Leigong Mountain Marathon	440,770	440,770
2023 Pony fun exercise class	128,277	128,277
2023 Beautiful Creation Camp	42,242	83,469
2024 IP Digitalization	-	6,884,568
Maidong Brand Advertising Campaign	-	1,380,000
Bushuila Brand Advertising Campaign	-	900,000
DSP Advertising Campaign - Zhidian	-	600,000
DSP Advertising Campaign - Pagoda	-	550,000
Guizhou Zhenjiu	-	480,000
DSP Advertising Campaign - XPENG	-	341,300
2024 Baiyun Mountain Half Marathon	-	196,981
2024 Nanchang Marathon	-	164,151
Advertising Campaign - Super Deer Fitness	-	124,528
2023 Total Mobilization Sports Initiative	-	2,489,481
Others	478,101	1,704,168
Total	12,958,346	21,746,839
Less: allowance of doubtful accounts	(4,871,715)	(4,871,715)
Total advance to suppliers, net	8,086,631	16,875,124

The balance of advance to suppliers, net consisted of the following:

	As of June 30,
	2023	2024
	RMB	RMB
2024 Harbin Longevity Forest Marathon	-	4,230,000
2023 Online promotion	20,857,233	-
2021 Baoding Marathon	3,870,439	3,870,439
2024 Golden Show Half Marathon	-	2,676,000
2022 Kunming Plateau half horse	560,506	560,506
2023 Wanfenglin Half Marathon	-	532,011
2022 Guizhou Ring Leigong Mountain Marathon	785,100	440,770
2023 Pony fun exercise class	2,000,000	128,277
2023 Beautiful Creation Camp	1,179,245	42,242
2022 Pony Fun Sports class Season 2	117,736	-
2022 SCO Kunming Marathon	38,575	-
Others	45,614	478,101
Total	29,454,448	12,958,346
Less: allowance of credit losses	(5,216,045)	(4,871,715)
Total advance to suppliers, net	24,238,403	8,086,631

Schedule of Movements in Allowance of Doubtful Accounts	For the six months ended December 31, 2024, there was nil reversal for the prior period impairment made due to the collection of such prepayment from suppliers.
	As of
	June 30, 2024	December 31, 2024
	RMB	RMB
		(Unaudited)
Beginning balance	5,216,045	4,871,715
Additions
Write-offs	(344,330)	-
Ending balance	4,871,715	4,871,715

The movements in the allowance of doubtful accounts were as follows:

	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Beginning balance	-	-	5,216,045
Additions	-	5,216,045	-
Reversal	-	-	(344,330)
Ending balance	-	5,216,045	4,871,715